Stock-Based Compensation - Acquisitions (Details) shares in Millions	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-Based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award
Stock awards from acquisitions outstanding (in shares) | shares	0.3
Weighted-average exercise price for stock options from acquisitions (in dollars per share) | $ / shares	$ 96
RSUs
Share-based Compensation Arrangement by Share-based Payment Award
Awards from acquisitions outstanding (in shares) | shares	0.7
Weighted-average grant price of awards from acquisitions (in dollars per share) | $ / shares	$ 257